Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	€ 3,097	€ 3,199	€ 2,337
Employer contributions	10	11	20
Translation adjustment and other	(5)	2	(3)
Total-closing balance	3,226	3,097	3,199
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(373)	(541)	(474)
Net interest on the net defined liability	16	7	4
Actuarial losses/(gains) arising from experience		(154)	40
Employer contributions	10	11	20
Benefits paid	(19)	(18)	(20)
Translation adjustment and other	19	(13)	23
Total-closing balance	(399)	(373)	€ (541)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	28
Employer contributions	9
Total-closing balance	22	28
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(373)
Net interest on the net defined liability	16
Employer contributions	9
Benefits paid	(18)
Translation adjustment and other	4
Total-closing balance	(383)	(373)
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	709
Employer contributions	1
Translation adjustment and other	(2)
Total-closing balance	812	709
Capital Based Defined Benefit Plans [Member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	(1)
Employer contributions	1
Translation adjustment and other	15
Total-closing balance	(16)	(1)
Other Post-Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	2
Total-closing balance	2	2
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	1,753
Translation adjustment and other	(2)
Total-closing balance	1,711	1,753
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	605
Total-closing balance	€ 678	€ 605